Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 216,631	¥ 1,494,150	$ 386,263	¥ 2,664,132	¥ 1,563,755	¥ 2,085,234
Prepayments and other current assets	157,593	1,086,952		1,194,120		1,324,924
Total current assets	2,578,162	17,782,108		16,655,364
Non-current assets
Other assets	151,989	1,048,301		826,883		¥ 454,421
Total non-current assets	723,278	4,988,595		4,370,830
TOTAL ASSETS	3,301,440	22,770,703		21,026,194
Current liabilities
Accrued interest payable		12,354		24,851
Accruals and other current liabilities	443,291	3,057,469		3,898,508
Convertible notes	299,186	2,063,545
Total current liabilities	1,809,707	12,481,917		10,187,120
Non-current liabilities
Convertible notes				1,882,689
Total non-current liabilities	237,782	1,640,035		2,771,265
TOTAL LIABILITIES	2,047,489	14,121,952		12,958,385
SHAREHOLDERS’ EQUITY:
Treasury stock	47,666	328,764
Additional paid-in capital	446,740	3,081,254		2,918,993
Accumulated other comprehensive income	(3,022)	(20,842)		11,273
Retained earnings	709,600	4,894,273		4,195,791
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,301,440	22,770,703		21,026,194
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	29	191		180
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	8	47		57
Parent
Current assets
Cash and cash equivalents	220	1,517		1,845
Amounts due from subsidiaries	48,706	335,934		354,241
Prepayments and other current assets	1,205	8,314		28,427
Total current assets	50,131	345,765		384,513
Non-current assets
Investments in subsidiaries	1,557,333	10,741,234		9,563,708
Other assets	34	235		215
Total non-current assets	1,557,367	10,741,469		9,563,923
TOTAL ASSETS	1,607,498	11,087,234		9,948,436
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs' subsidiaries	51,766	357,042		17,887
Accrued interest payable	1,361	9,385		8,735
Accruals and other current liabilities	1,234	8,511		11,509
Convertible notes	299,186	2,063,545
Total current liabilities	353,547	2,438,483		38,131
Non-current liabilities
Convertible notes				1,882,689
Total non-current liabilities				1,882,689
TOTAL LIABILITIES	353,547	2,438,483		1,920,820
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Treasury stock	47,666	328,764
Additional paid-in capital	446,740	3,081,254		2,918,993
Accumulated other comprehensive income	(3,022)	(20,842)		11,273
Retained earnings	857,862	5,916,865		5,097,113
Total equity attributable to owners of the company	1,253,951	8,648,751		8,027,616
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,607,498	11,087,234		9,948,436
Parent | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	29	191		180
Parent | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	$ 8	¥ 47		¥ 57